MATERIAL ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2025
Client Relationship | Prima AFP – AFP Unión Vida
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	20 years
Client Relationship | Credicorp Capital Holding Chile - Inversiones IMT
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	22 years
Client Relationship | Ultrasefinco
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	9 years 2 months 12 days
Client Relationship | Pacífico EPS and Medical Services
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	10 years
Brand | Mibanco
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	25 years
Brand | Joinnus
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	20 years
Brand | Culqi
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	5 years
Fund Manager Contract | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	11 years
Fund Manager Contract | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	24 years
Fund Manager Contract | Ultrasefinco
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	23 years
Fund Manager Contract | Credicorp Capital Colombia (*) | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	20 years
Fund Manager Contract | Credicorp Capital Colombia (*) | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	28 years